Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Definitive Proxy Statement (the “2024 Proxy Statement”) of Southwest Gas Holdings, Inc. (the “Company”) for the 2024 Annual Meeting of Stockholders filed with the Securities and Exchange Commission on March 18, 2024 is being filed to amend and restate the 2024 Proxy Statement to add disclosure under the heading “Certain Considerations Related to the Plan” on pages 85 - 86. Other than as set forth above, no other changes have been made to the 2024 Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Southwest Gas Holdings, Inc.
Entity Central Index Key	0001692115